Private Placement - Additional Information (Details) - USD ($)	Nov. 02, 2021	Nov. 01, 2021
Private Placement
Subsidiary Sale Of Stock [Line Items]
Sale of warrants	10,050,000
Warrants price	$ 1
Gross proceeds from warrants issue	$ 10,050,000
Over-Allotment Option
Subsidiary Sale Of Stock [Line Items]
Sale of warrants	1,050,000
Warrant exercisable to purchase one Class A ordinary share price		$ 10
Class A Ordinary Shares | Private Placement
Subsidiary Sale Of Stock [Line Items]
Warrant exercisable to purchase one Class A ordinary share price	$ 11.5